Description of Business and Organisation - Schedule of Cash Flow Information (Details) - CNY (¥)		8 Months Ended	12 Months Ended
	Mar. 31, 2022	Aug. 19, 2023	Dec. 31, 2022	Dec. 31, 2021
Weishi [Member]
Description of Business and Organisation - Schedule of Cash Flow Information (Details) [Line Items]
Net cash and cash equivalents provided by/(used in) operating activities	¥ (622,630)			¥ (1,357,986)
Net cash and cash equivalents provided by financing activities	488,498			1,331,000
Net increase/(decrease) in cash	(134,132)			(26,986)
Cash and cash equivalents at the beginning of the year	139,668			166,654
Cash and cash equivalents at the end of the year	5,536			139,668
Farm Entities [Member]
Description of Business and Organisation - Schedule of Cash Flow Information (Details) [Line Items]
Net cash and cash equivalents provided by/(used in) operating activities	(699,318)			(5,600,217)
Net cash and cash equivalents used in investing activities	(8,550)			(96,601)
Net cash and cash equivalents provided by financing activities	796,488			5,664,537
Net increase/(decrease) in cash	88,620			(32,281)
Cash and cash equivalents at the beginning of the year	33,958			66,239
Cash and cash equivalents at the end of the year	¥ 122,578			33,958
Mengwei Stores [Member]
Description of Business and Organisation - Schedule of Cash Flow Information (Details) [Line Items]
Net cash and cash equivalents provided by/(used in) operating activities		¥ (299,374)	¥ (590,367)	942,658
Net increase/(decrease) in cash		(299,374)	(590,367)	942,658
Cash and cash equivalents at the beginning of the year		352,291	942,658
Cash and cash equivalents at the end of the year		¥ 52,917	¥ 352,291	¥ 942,658